Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

4. Debt

Debt as of September 30, 2018 and December 31, 2017 consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Revolving credit facility	$122,128	$147,037
Term loans	40,130	55,858

Total debt	$162,258	$202,895
Less: Debt issuance costs and discount	(2,929)	(3,485)

Total debt, net of debt issuance costs and discount	159,329	199,410
Less: Current maturities	(10,088)	(9,950)

Total debt, net of current maturities	$149,241	$189,460

On July 21, 2017, the Company entered into the Asset-Based Lending Facility with BMO Harris Bank, N.A. and certain other lenders (the “ABL Facility”). The Company used the initial proceeds from the ABL Facility for working capital purposes and to redeem all of the outstanding shares of its Series F Preferred Stock. The ABL Facility matures on July 21, 2022.

The ABL Facility consists of a:

•	$200.0 million asset-based revolving line of credit, of which $20.0 million may be used for swing line loans and $30.0 million may be used for letters of credit;

•	$56.8 million term loan facility; and

•	$35.0 million asset-based facility available to finance future capital expenditures, which was subsequently terminated before being utilized.

Principal on the term loan facility is due in quarterly installments commencing on March 31, 2018. Borrowings under the ABL Facility are secured by substantially all of the assets of the Company. Borrowings under the ABL Facility bear interest at either the (a) LIBOR Rate (as defined in the credit agreement) plus an applicable margin in the range of 1.5% to 2.25%, or (b) the Base Rate (as defined in the credit agreement) plus an applicable margin in the range of 0.5% to 1.25%. The ABL Facility contains a minimum fixed charge coverage ratio financial covenant that must be maintained when excess availability falls below a specified amount. The ABL Facility also provides for the issuance of up to $30.0 million in letters of credit. As of September 30, 2018, the Company had outstanding letters of credit totaling $14.4 million. As of September 30, 2018, total availability under the ABL Facility was $42.2 million but the Company could not draw more than $22.2 million as of that date to maintain at least $20.0 million of Adjusted Excess Availability in order to avoid the commencement of a Fixed Charge Trigger Period. In addition, the ABL Facility contains negative covenants limiting, among other things, additional indebtedness, transactions with affiliates, additional liens, sales of assets, dividends, investments and advances, prepayments of debt, mergers and acquisitions, and other matters customarily restricted. The ABL Facility also contains customary events of default, including payment defaults, breaches of representations and warranties, covenant defaults, events of bankruptcy and insolvency, failure of any guaranty or security document supporting the credit agreement to be in full force and effect, and a change of control of the Company’s business.

On December 15, 2017, the Company entered into a First Amendment to the ABL Facility. Pursuant to the First Amendment the ABL Facility was amended to (i) reduce the maximum borrowing amount under the revolving line of credit by $15.0 million and (ii) terminate the asset-based facility available to finance future capital expenditures.

On January 30, 2018, the Company entered into a Second Amendment to the ABL Facility. Pursuant to the Second Amendment the ABL Facility was further amended to, among other things: (i) permit the Company to enter into an investment agreement with Elliott providing for the issuance of up to $52.5 million of preferred stock; and (ii) increase the applicable margin related to the term loan facility to LIBOR Rate plus 2.25% or Base Rate plus 1.25%.

On March 14, 2018, the Company entered into a Third Amendment to the ABL Facility. Pursuant to the Third Amendment the ABL Facility was further amended to, among other things: (i) extend the date for delivery of the Company’s consolidated financial statements for the first three quarters of 2017 (unaudited) until April 30, 2018; (ii) extend the date for delivery of the Company’s consolidated financial statements for fiscal year 2017 (audited) until June 30, 2018; (iii) expand the permitted amount of capital leases and purchase money indebtedness from $35.0 million to $60.0 million; (iv) require us to pay for a new appraisal to be conducted by the administrative agent for the equipment pledged for the term loan within 60 days; (v) establish an additional availability reserve; and (vi) impose certain collateral reporting requirements.

On August 3, 2018, the Company entered into a Fourth Amendment to the ABL Facility. Pursuant to the Fourth Amendment the ABL Facility was further amended to, among other things, reduce the amount of proceeds from the third tranche under the Series E-1 Investment Agreement (as defined herein) to be applied to the bank term loan from 30% to 10%.

On September 19, 2018, the Company entered into a Fifth Amendment to the ABL Facility. Pursuant to the Fifth Amendment the lenders waived: (i) an Event of Default that arose under Section 9.01(b) of the ABL Facility due to (a) a Fixed Charge Trigger Period commencing as of September 6, 2018, and (b) the Consolidated Fixed Charge Coverage Ratio, determined on a Pro Forma Basis as of July 31, 2018, which is the last day of the Measurement Period most recently ended prior to September 6th and 7th of 2018, being less than 1.00 to 1.00; and (ii) the Dominion Trigger Period and the Reporting Trigger Period for the period commencing on September 6, 2018 and ending on September 19, 2018. Pursuant to the Fifth Amendment, the ABL Facility was further amended to, among other things: (i) extend the time period during which the Company is permitted to issue Series E-1 Preferred Stock (as defined herein) under the Series E-1 Investment Agreement (as amended) from November 30, 2018 to December 31, 2018; and (ii) amend the definitions of Dominion Trigger Period and Reporting Trigger Period to confirm that a Dominion Trigger Period and a Reporting Trigger Period have each commenced on September 19, 2018 and will continue until (a) the date that during the previous thirty (30) consecutive days, (1) no Event of Default has existed, and (2) Adjusted Excess Availability has been equal to or greater than the greater of (x) ten percent (10%) of the Maximum Borrowing Amount at such time and (y) $17,500,000, and (b) the Company has received net cash proceeds from the issuance of Equity Interests (other than Disqualified Equity Interest) of at least $30,000,000.

Prior to the ABL Facility, the Company had senior debt that was comprised of a revolving line of credit and a term loan. The senior debt was paid off with the issuance of preferred stock on May 2, 2017. In connection with the pay-off, the Company recorded a loss from debt extinguishment of $9.8 million in the second quarter of 2017.

The Company also has certain equipment and a building classified as capital leases. The Company’s obligation under these capital leases was $30.0 million and $9.6 million as of September 30, 2018 and December 31, 2017, respectively.

5.	Debt

The Company’s debt consisted of the following at December 31 (in thousands):

	2017	2016
ABL Facility:
Revolving credit facility	$147,037	$—
Term loan	55,858	—

Total ABL Facility	$202,895	$—
Senior debt:
Revolving credit facility	$—	$172,700
Term loans	—	277,750

Total senior debt	$—	$450,450
Less: Debt issuance costs and discount	(3,485)	(4,861)

Total debt, net of debt issuance costs and discount	199,410	445,589
Less: Current maturities	(9,950)	(445,589)

Total debt, net of current maturities	$189,460	$—

Maturities for each of the next five years based on debt as of December 31, 2017 are as follows (in thousands)

Amount
Year Ending:
2018	$9,950
2019	9,952
2020	9,954
2021	9,955
2022	163,084

Total	$202,895

ABL Facility

On July 21, 2017, the Company entered into the Asset-Based Lending (“ABL”) Facility with BMO Harris Bank, N.A. and certain other lenders (the “ABL Facility”). The Company used the initial proceeds from the ABL Facility for working capital purposes and to redeem all of the outstanding shares of its Series F Preferred Stock. The ABL Facility matures on July 21, 2022.

The ABL Facility consists of a:

•	$200.0 million asset-based revolving line of credit, of which $20.0 million may be used for swing line loans and $30.0 million may be used for letters of credit;

•	$56.8 million term loan facility; and

•	$35.0 million asset-based facility available to finance future capital expenditures, which was subsequently terminated before being utilized.

The Company initially borrowed $141.7 million under the revolving line of credit and $56.8 million under the term loan facility. Principal on the term loan facility is due in quarterly installments commencing on March 31, 2018. Borrowings under the ABL Facility are secured by substantially all of the assets of the Company. Borrowings under the ABL Facility bear interest at either the (a) LIBOR Rate (as defined in the credit agreement) plus an applicable margin in the range of 1.5% to 2.25%, or (b) the Base Rate (as defined in the credit agreement) plus an applicable margin in the range of 0.5% to 1.25%. The ABL Facility contains a minimum fixed charge coverage ratio financial covenant that must be maintained when excess availability falls below a specified amount. The ABL Facility also provides for the issuance of up to $30.0 million in letters of credit. As of December 31, 2017, the Company had outstanding letters of credit totaling $17.4 million. In addition, the ABL Facility contains negative covenants limiting, among other things, additional indebtedness, transactions with affiliates, additional liens, sales of assets, dividends, investments and advances, prepayments of debt, mergers and acquisitions, and other matters customarily restricted. The ABL Facility also contains customary events of default, including payment defaults, breaches of representations and warranties, covenant defaults, events of bankruptcy and insolvency, failure of any guaranty or security document supporting the credit agreement to be in full force and effect, and a change in control of the Company’s business.

On December 15, 2017, the Company entered into a First Amendment to the ABL Facility. Pursuant to the First Amendment the ABL Facility was amended to (i) reduce the maximum borrowing amount under the revolving line of credit by $15.0 million and (ii) terminate the asset-based facility available to finance future capital expenditures.

On January 30, 2018, the Company entered into a Second Amendment to the ABL Facility and on March 14, 2018, the Company entered into a Third Amendment to the ABL Facility. See Note 16 for additional information regarding both Amendments to the ABL Facility.

Senior Debt

On September 24, 2015, the Company entered into a sixth amended and restated credit agreement (the “credit agreement”) with U.S. Bank and other lenders, which increased the revolving credit facility to $400.0 million and the term loan to $300.0 million. The credit facility had a maturity date of July 9, 2019. Principal on the term loan was due in quarterly installments of $3.8 million. On June 17, 2016, the Company entered into a Consent, Waiver, and First Amendment (the “Amendment”) to the credit agreement. Pursuant to the Amendment, the Company, among other things, reduced the revolving line of credit under the senior credit facility from a maximum aggregate amount of $400.0 million to $300.0 million. The Company further reduced the revolving line of credit under the senior credit facility to $250.0 million pursuant to a Waiver entered into on November 14, 2016.

The credit agreement was collateralized by all assets of the Company and contained certain financial covenants, including a maximum cash flow leverage ratio and a minimum fixed charge coverage ratio. The Company was not in compliance with its debt covenants for the year ended December 31, 2016 and, accordingly, the Company’s senior debt was classified as current on its consolidated balance sheets.

The senior debt was paid off with the proceeds from the issuance of preferred stock on May 2, 2017. See Note 6 for further information on the Company’s issuance of preferred stock. In connection with the pay-off of the senior debt, the Company recorded a loss from debt extinguishment of $9.8 million.

Capital Lease Obligations

The Company has a building and certain equipment classified as capital leases. As of December 31, 2017, the gross property and equipment value of capital lease assets was $14.1 million. The following is a schedule of future minimum lease payments under the capital leases with the present value of the net minimum lease payments as of December 31, 2017 (in thousands):

Amount
Year Ending:
2018	$2,809
2019	3,417
2020	1,897
2021	1,896
2022	158

Total minimum lease payments	10,177
Less: amount representing interest	(612)

Present value of net minimum lease payments(1)	$9,565

(1)	Reflected in the consolidated balance sheets as $2.4 million of accrued expenses and other current liabilities and $7.2 million of other long-term liabilities.